ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2025
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

4.ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2023

Disposals of King Cheers and partial shareholding of BPMC

On December 27, 2023, the Group entered into an equity transfer agreement with a third party, Sallekey Capital Management Limited. Pursuant to agreement, the Group would sell all the shares it held in King Cheers Holdings Limited (“King Cheers”) and 25% shares in BPMC held by King Cheers with a nominal consideration of HK$1. The disposal transaction was completed on December 27, 2023. The Group recognized a total loss of RMB709 (US$100). After the sale of 25% shares in BPMC, the Group still maintained an 54.01% interest and the change in ownership interests that did not result in a change of control. Therefore, the Group considered the transfer of shares in BPMC an equity transaction, and directly recorded the difference between the carrying value of ownership interests sold and the nominal consideration in equity attribute to the Group.

In addition, On March 1, 2023, the Group dissolved Datong Meizhong Jiahe Traditional Chinese Medicine Clinic (“Datong Meizhongjiahe”), and the Group recognized a total gain of RMB71 (US$10).

This dissolution or disposal of subsidiary did not represent a strategic shift on the Group’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

For the year ended December 31, 2024

Disposals of Shenzhen Concord Medical Investments Limited and its subsidiary

On April 26, 2024, the Group entered into a equity transfer agreement with a third party, Guangzhou Yipusheng Health Management Co., Ltd. Pursuant to Agreement, the Group would sell all the shares it held in Shenzhen Concord Medical Investments Limited (“CCM SZ”) and its subsidiary, Datong Hospital with consideration of RMB10,000 (US$1,370). As of December 31, 2024, the disposal transaction was completed, and the relative consideration was received. The Group recognized no gain or loss on disposal.

This dissolution or disposal of subsidiary did not represent a strategic shift on the Group’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

Disposals of New Spring Group

On April 25, 2024, the Group entered into a equity transfer agreement with a third party, Guangzhou Swallowing Home Health Management Co., Ltd. Pursuant to Agreement, the Group would sell its 50% shares it held in New Spring Group and its subsidiary with consideration of RMB1,945 (US$267). The transaction was completed on June 28, 2024, after the transaction, the Group lost control and remained 20% shares of New Spring Group, and accounted the remaining shares as investment in associates. As of December 31, 2024, the consideration of RMB1,945 (US$267) was still outstanding. The Group recognized a total disposal gain of RMB2,486 (US$341).

On December 4, 2024, the Group entered into a equity transfer agreement with Guangzhou Yipusheng Health Management Co., Ltd. Pursuant to Agreement, disposed the remaining 20% shares in New Spring Group. As of December 31, 2024, the disposal transaction was completed. The Group recognized a disposal gain of RMB120 (US$16).

For the year ended December 31, 2025

Disposals of Guangzhou Proton Medical Technology Services Co., Ltd (formerly known as “Medstar (Guangzhou) Medical Technology Services Ltd.“)

On April 30, 2025, the Group entered into an equity transfer agreement with two unaffiliated third-party individuals. Pursuant to the agreement, the Group agreed to sell its entire equity interest in Guangzhou Proton Medical Technology Services Co., Ltd. for an aggregate consideration of RMB24,688 (US$3,530). The disposal was completed during the year; however, as of December 31, 2025, the related consideration remained outstanding. No gain or loss was recognized in connection with this disposal.

Disposals of Shanghai Xinhe Enterprise Management Center (Limited Partnership)

On June 24, 2025, the Group entered into an equity transfer agreement with an unaffiliated third party, Hainan Qifu Medical Technology Co., Ltd. Pursuant to the agreement, the Group sold its entire equity interest in Shanghai Xinhe Enterprise Management Center (Limited Partnership) for an aggregate consideration of RMB60,000 (US$8,580). The disposal was completed during the year; however, as of December 31, 2025, the consideration receivable remained outstanding. In connection with this transaction, the Group recognized a gain on disposal of RMB37,552 (US$5,370).

Deregistration of Guangzhou Yicheng Biological Immune Technology Co., Ltd.

On May 23, 2025, the Group legally dissolved and deregistered Guangzhou Yicheng Biological Immune Technology Co., Ltd. In connection with this dissolution, the Group recognized a loss of RMB81 (US$12).

This dissolution or disposal of subsidiary and equity method investments did not represent a strategic shift on the Group’s major business and had no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.